CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2024	2025
	RMB	RMB
Cash	640,119	324,134
Restricted cash	10,396	28,107
Total cash and restricted cash shown in the consolidated statements of cash flows	650,515	352,241